Consolidated Statement of Income - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest income
Loans and leases	$ 31,918	$ 34,145	$ 36,470
Debt securities	9,319	8,021	9,749
Federal funds sold and securities borrowed or purchased under agreements to resell	988	1,039	1,229
Trading account assets	4,397	4,561	4,706
Other interest income	3,026	2,958	2,866
Total interest income	49,648	50,724	55,020
Interest expense
Deposits	861	1,080	1,396
Short-term borrowings	2,387	2,578	2,923
Trading account liabilities	1,343	1,576	1,638
Long-term debt	5,958	5,700	6,798
Total interest expense	10,549	10,934	12,755
Net interest income	39,099	39,790	42,265
Noninterest income
Card income	5,959	5,944	5,826
Service charges	7,381	7,443	7,390
Investment and brokerage services	13,337	13,284	12,282
Investment banking income	5,572	6,065	6,126
Equity investment income	261	1,130	2,901
Trading account profits	6,473	6,309	7,056
Mortgage banking income	2,364	1,563	3,874
Gains on sales of debt securities	1,091	1,354	1,271
Other income (loss)	1,513	1,905	(49)
Total noninterest income	43,951	44,997	46,677
Total revenue, net of interest expense	83,050	84,787	88,942
Provision for credit losses	3,161	2,275	3,556
Noninterest expense
Personnel	32,868	33,787	34,719
Occupancy	4,093	4,260	4,475
Equipment	2,039	2,125	2,146
Marketing	1,811	1,829	1,834
Professional fees	2,264	2,472	2,884
Amortization of intangibles	834	936	1,086
Data processing	3,115	3,144	3,170
Telecommunications	823	1,259	1,593
Other general operating	9,888	25,845	17,307
Total noninterest expense	57,735	75,657	69,214
Income before income taxes	22,154	6,855	16,172
Income tax expense	6,266	2,022	4,741
Net income	15,888	4,833	11,431
Preferred stock dividends	1,483	1,044	1,349
Net income applicable to common shareholders	$ 14,405	$ 3,789	$ 10,082
Per common share information
Earnings (in dollars per share)	$ 1.38	$ 0.36	$ 0.94
Diluted earnings (in dollars per share)	1.31	0.36	0.90
Dividends paid (in dollars per share)	$ 0.20	$ 0.12	$ 0.04
Average common shares issued and outstanding (in thousands) (in shares)	10,462,282	10,527,818	10,731,165
Average diluted common shares issued and outstanding (in thousands) (in shares)	11,213,992	10,584,535	11,491,418